Leases (Details) - Schedule of Minimum Payments Under the Non-Cancelable Operating Leases $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Minimum Payments Under the Non-Cancelable Operating Leases [Abstract]
Six months ending December 31, 2023	$ 417
Year ending December 31, 2024	894
Total	1,311
Less: imputed interest	(86)
Operating lease liabilities	$ 1,225